Consolidated statements of financial position - CNY (¥)	Jun. 30, 2022	Jun. 30, 2021
Non-current assets
Property, plant and equipment	¥ 419,894,000	¥ 76,316,000
Right-of-use assets	2,342,589,000	689,887,000
Intangible assets	43,066,000	61,005,000
Goodwill	19,388,000	19,640,000
Deferred tax assets	154,333,000	168,552,000
Other receivables	28,274,000
Prepayments	201,682,000	138,481,000
Interest in an equity-accounted investee		352,062,000
Non-current assets	3,209,226,000	1,505,943,000
Current assets
Other investments	210,523,000	102,968,000
Inventories	1,188,095,000	1,496,061,000
Trade and other receivables	1,056,198,000	824,725,000
Cash and cash equivalents	5,348,492,000	6,771,653,000
Restricted cash	32,376,000	3,680,000
Term deposits	236,878,000
Total current assets	8,072,562,000	9,199,087,000
Total assets	11,281,788,000	10,705,030,000
EQUITY
Share capital	92,000	92,000
Additional paid-in capital	7,982,824,000	8,289,160,000
Other reserves	993,307,000	928,005,000
Accumulated losses	(1,944,581,000)	(2,558,291,000)
Equity attributable to equity shareholders of the Company	7,031,642,000	6,658,966,000
Non-controlling interests	(4,242,000)	(6,812,000)
Total equity	7,027,400,000	6,652,154,000
Non-current liabilities
Contract liabilities	51,658,000	59,947,000
Loans and borrowings	6,503,000	6,925,000
Lease liabilities	393,068,000	483,144,000
Deferred income	14,488,000	20,005,000
Total non-current liabilities	465,717,000	570,021,000
Current liabilities
Loans and borrowings	445,000	13,669,000
Trade and other payables	3,072,991,000	2,809,182,000
Contract liabilities	361,522,000	266,919,000
Lease liabilities	257,997,000	321,268,000
Deferred income	6,295,000	6,060,000
Current taxation	89,421,000	65,757,000
Total current liabilities	3,788,671,000	3,482,855,000
Total liabilities	4,254,388,000	4,052,876,000
Total equity and liabilities	¥ 11,281,788,000	¥ 10,705,030,000